Note 14 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of reconciliation of income tax expense [text block]
(thousands of Canadian dollars)
	2022	2021

Income before income taxes	$32,548	$30,789
Income tax rate	27%	27%

Expected income tax provision	8,788	8,313

Tax rate differential	172	(83)
Unrecognized deferred tax asset	411	159
Other permanent differences	519	20

Income taxes	$9,890	$8,409

Disclosure of major components of income tax expense [text block]
(thousands of Canadian dollars)
	2022	2021

Current income taxes	$9,199	$4,319
Deferred income taxes	691	4,090
Income taxes	$9,890	$8,409

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2021	income	equity	2022

Allowance for credit losses	$388	$120	$-	$508
Loss carry forwards	338	(338)	-	-
Share issue and financing costs	1,373	(464)	-	909
Deposit commissions	(981)	(246)	-	(1,227)
Intangibles assets	(898)	112	-	(786)
Deferred loan fees	757	(99)	-	658
Other	1,056	224	-	1,280

Net deferred income tax assets	$2,033	$(691)	$-	$1,342
(thousands of Canadian dollars)
		Recognized	Recognized	Recognized
	November 1,	in net	on acquisition	directly to	October 31,
	2020	income	of DBG	equity	2021

Allowance for credit losses	$474	$(86)	$-	$-	$388
Loss carry forwards	4,166	(3,828)	-	-	338
Share issue and financing costs	87	(590)	-	1,876	1,373
Deposit commissions	(865)	(116)	-	-	(981)
Intangibles assets	-	-	(898)	-	(898)
Deferred loan fees	526	231	-	-	757
Other	757	299	-	-	1,056

Net deferred income tax assets	$5,145	$(4,090)	$(898)	$1,876	$2,033
(thousands of Canadian dollars)
	2022	2021

Deferred tax assets	$2,128	$2,931
Deferred tax liabilities	(786)	(898)
Net deferred income tax assets	$1,342	$2,033